Borrowings (Details) - ARS ($)	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Statement [Line Items]
Total Borrowings Book value	$ 42,922,000,000	$ 58,697,000,000
Borrowing fair Value	40,335,000,000	45,186,000,000
Total Borrowings Current	7,734,000,000	18,775,000,000
Borrowings	35,188,000,000	39,922,000,000
Total Borrowing, Current and Non Current, Book value	42,922,000,000	58,697,000,000
Total Borrowings, book value	42,922,000,000	58,697,000,000	$ 50,516,000,000	$ 52,327,000,000
Non-Convertible notes [Member]
Statement [Line Items]
Borrowing fair Value	32,084,000,000	39,202,000,000
Total Borrowings, book value	34,685,000,000	52,518,000,000
Bank loans [Member]
Statement [Line Items]
Borrowing fair Value	2,159,000,000	3,443,000,000
Total Borrowings, book value	2,145,000,000	3,638,000,000
AABE Debts [Member]
Statement [Line Items]
Borrowing fair Value	258,000,000	273,000,000
Total Borrowings, book value	258,000,000	273,000,000
Loans With Non-Controling Interests [Member]
Statement [Line Items]
Borrowing fair Value	157,000,000	166,000,000
Total Borrowings, book value	157,000,000	166,000,000
Finance Leases [Member]
Statement [Line Items]
Borrowing fair Value	51,000,000	0
Total Borrowings, book value	51,000,000	0
Bank Overdrafts [Member]
Statement [Line Items]
Borrowing fair Value	5,276,000,000	2,102,000,000
Total Borrowings, book value	5,276,000,000	2,102,000,000
Related Parties [Member]
Statement [Line Items]
Borrowing fair Value	350,000,000	0
Total Borrowings, book value	$ 350,000,000	$ 0